Reserves for Losses	12 Months Ended
Dec. 31, 2013
Reserves For Losses Card Member Receivables And Loans Disclosure [Abstract]
Reserve for Losses

NOTE 5
Reserves for Losses

Reserves for losses relating to Card Member loans and receivables represent management's best estimate of the probable inherent losses in the Company's outstanding portfolio of loans and receivables, as of the balance sheet date. Management's evaluation process requires certain estimates and judgments.

Reserves for losses are primarily based upon statistical and analytical models that analyze portfolio performance and reflect management's judgment regarding the quantitative components of the reserve. The models take into account several factors, including delinquency based loss migration rates, loss emergence periods and average losses and recoveries over an appropriate historical period. Management considers whether to adjust the models for specific qualitative factors such as increased risk in certain portfolios, impact of risk management initiatives on portfolio performance and concentration of credit risk based on factors such as vintage, industry or geographic regions. In addition, management may increase or decrease the reserves for losses on Card Member loans for other external environmental qualitative factors, including various indicators related to employment, spend, sentiment, housing and credit, as well as the legal and regulatory environment. Generally, due to the short-term nature of Card Member receivables, the impact of additional external qualitative factors on the probable losses inherent within the Card Member receivables portfolio is not significant. As part of this evaluation process, management also considers various reserve coverage metrics, such as reserves as a percentage of past due amounts, reserves as a percentage of Card Member receivables or loans and net write-off coverage.

Card Member loans and receivables balances are written off when management considers amounts to be uncollectible, which is generally determined by the number of days past due and is typically no later than 180 days past due. Card Member loans and receivables in bankruptcy or owed by deceased individuals are generally written off upon notification, and recoveries are recognized as they are collected.

Changes in Card Member Receivables Reserve for Losses

The following table presents changes in the Card Member receivables reserve for losses for the years ended December 31:

(Millions)	2013	2012	2011
Balance, January 1	$428	$438	$386
Additions:
Provisions(a)	647	601	603
Other(b)	142	141	167
Total provision	789	742	770
Deductions:
Net write-offs(c)	(669)	(640)	(560)
Other(d)	(162)	(112)	(158)
Balance, December 31	$386	$428	$438

  Provisions for principal (resulting from authorized transactions) and fee reserve components.
  Provisions for unauthorized transactions.
  Consists of principal (resulting from authorized transactions) and fee components, less recoveries of $402 million, $383 million and $349 million, including net write-offs from TDRs of $12 million, $87 million and $82 million, for the years ended 2013, 2012 and 2011, respectively.
  Includes net write-offs resulting from unauthorized transactions of $(160) million, $(141) million and $(161) million for the years ended December 31, 2013, 2012 and 2011, respectively; foreign currency translation adjustments of $(4) million, $2 million and $(2) million for the years ended December 31, 2013, 2012 and 2011, respectively; a reclassification of Card Member bankruptcy reserves of $18 million from other liabilities to credit reserves in 2012 and other items of $2 million, $9 million and $5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Card Member Receivables Evaluated Individually and Collectively for Impairment

The following table presents Card Member receivables evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2013	2012	2011
Card Member receivables evaluated
individually for impairment(a)	$50	$117	$174
Related reserves(a)	$38	$91	$118
Card Member receivables evaluated
collectively for impairment	$44,113	$42,649	$40,716
Related reserves	$348	$337	$320

  Represents receivables modified in a TDR and related reserves. Refer to the Impaired Card Member Loans and Receivables discussion in Note 4 for further information.

Changes in Card Member Loans Reserve for Losses

The following table presents changes in the Card Member loans reserve for losses for the years ended December 31:

(Millions)	2013	2012	2011
Balance, January 1	$1,471	$1,874	$3,646
Additions:
Provisions(a)	1,114	1,031	145
Other(b)	115	118	108
Total provision	1,229	1,149	253
Deductions:
Net write-offs
Principal(c)	(1,141)	(1,280)	(1,720)
Interest and fees(c)	(150)	(157)	(201)
Other(d)	(148)	(115)	(104)
Balance, December 31	$1,261	$1,471	$1,874

  Provisions for principal (resulting from authorized transactions), interest and fee reserves components.
  Provisions for unauthorized transactions.
  Consists of principal write-offs (resulting from authorized transactions), less recoveries of $452 million, $493 million and $578 million, including net write-offs from TDRs of $(1) million, $25 million and $29 million, for the years ended December 31, 2013, 2012 and 2011, respectively. Recoveries of interest and fees were de minimis.
  Includes net write-offs resulting from unauthorized transactions of $(130) million, $(116) million and $(103) million for the years ended December 31, 2013, 2012 and 2011, respectively; foreign currency translation adjustments of $(12) million, $7 million and $(2) million for the years ended December 31, 2013, 2012 and 2011, respectively; a reclassification of Card Member bankruptcy reserves of $4 million from other liabilities to credit reserves in 2012 and other items of $(6) million, $(10) million and $1 million, for the years ended December 31, 2013, 2012 and 2011, respectively.

Card Member Loans Evaluated Individually and Collectively for Impairment

The following table presents Card Member loans evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2013	2012	2011
Card Member loans evaluated
individually for impairment(a)	$378	$633	$744
Related reserves(a)	$84	$153	$176
Card Member loans evaluated
collectively for impairment(b)	$66,860	$64,596	$61,877
Related reserves(b)	$1,177	$1,318	$1,698

  Represents loans modified in a TDR and related reserves. Refer to the Impaired Card Member Loans and Receivables discussion in Note 4 for further information.
  Represents current loans and loans less than 90 days past due, loans over 90 days past due and accruing interest, and non-accrual loans and related reserves. The reserves include the quantitative results of analytical models that are specific to individual pools of loans and reserves for external environmental qualitative factors that apply to loans in geographic markets that are collectively evaluated for impairment and are not specific to any individual pool of loans.